Financial Risk and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Categories of Financial Instruments
(1)	Categories of financial instruments

	As of December 31,
Financial Assets	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets at fair value through profit or loss	$18,456,932	$18,153,916
Financial assets at fair value through other comprehensive income	17,209,328	13,774,749
Financial assets measured at amortized cost
Cash and cash equivalents (cash on hand excluded)	104,993,968	110,653,397
Receivables	34,994,933	33,731,393
Refundable deposits	1,992,400	1,643,661
Other financial assets	3,739,224	12,506,177

Total	$181,386,785	$190,463,293

	As of December 31,
Financial Liabilities	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial liabilities at fair value through profit or loss	$901,000	$57,163
Financial liabilities measured at amortized cost
Short-term loans	8,515,000	8,408,772
Payables	42,259,798	45,297,553
Bonds payable (current portion included)	30,051,568	50,228,305
Long-term loans (current portion included)	36,476,909	14,331,790
Lease liabilities	6,419,016	6,000,846
Guarantee deposits (current portion included)	42,874,494	40,867,857

Total	$167,497,785	$165,192,286

Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity
The table below summarizes the maturity profile of the Company’s financial liabilities based on the contractual undiscounted payments and contractual maturity:

	As of December 31, 2024
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$8,683,215	$—	$—	$—	$8,683,215
Payables	42,136,632	—	—	—	42,136,632
Bonds payable (Note A)	340,976	16,675,030	12,146,745	2,118,683	31,281,434
Long-term loans	6,354,561	11,490,087	21,478,391	93,106	39,416,145
Lease liabilities	830,618	1,509,438	1,437,870	4,442,706	8,220,632
Guarantee deposits	921,134	4,571,633	27,522,150	9,859,577	42,874,494

Total	$59,267,136	$34,246,188	$62,585,156	$16,514,072	$172,612,552

Derivative financial liabilities
Forward exchange contracts
Net settlement-outflow	$(1,039)	$—	$—	$—	$(1,039)

	As of December 31, 2025
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$8,589,773	$—	$—	$—	$8,589,773
Payables	45,055,193	—	—	—	45,055,193
Bonds payable (Note A)	17,033,209	25,278,203	7,958,238	2,104,403	52,374,053
Long-term loans (Note B)	3,319,372	8,227,746	3,612,205	24,510	15,183,833
Lease liabilities	805,290	1,470,303	1,434,794	3,970,634	7,681,021
Guarantee deposits	1,061,929	19,143,652	13,847,566	6,814,710	40,867,857

Total	$75,864,766	$54,119,904	$26,852,803	$12,914,257	$169,751,730

Derivative financial liabilities
Forward exchange contracts
Net settlement-outflow	$(2,512)	$—	$—	$—	$(2,512)

Details of Forward Exchange Contracts	The details of forward exchange contracts entered into by UMC are summarized as follows:
As of December
 31, 2024

Type	Notional Amount	Contract Period
Forward exchange contracts	Sell USD 24 million	December 27, 2024 - January 21, 2025
As of December
 31, 2025

Type	Notional Amount	Contract Period
Forward exchange contracts	Sell USD 22 million	December 8, 2025 –January 23, 2026

Reconciliation for Fair Value Measurement in Level 3 Fair Value Hierarchy
Reconciliation for fair value measurement in Level 3 fair value hierarchy were as follows:

	Financial assets at fair value through profit or loss						Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Others	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$3,036,255	$2,786,634	$4,274,896	$—	$153,300	$10,251,085	$3,062,325	$175,063	$3,237,388
Recognized in profit (loss)	(119,584)	187,131	128,617	3,120	4,140	203,424	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	—	104,499	29,817	134,316
Acquisition	505,538	639,779	1,133,312	51,191	—	2,329,820	64,694	—	64,694
Disposal	(78,234)	(311,066)	(81,371)	—	(96,312)	(566,983)	—	—	—
Return of capital	(83)	—	(12,405)	—	—	(12,488)	—	—	—
Transfer out of Level 3	(377,121)	—	—	—	—	(377,121)	—	—	—
Exchange effect	41,412	101,455	153,398	455	4,332	301,052	—	—	—

As of December 31, 2024	$3,008,183	$3,403,933	$5,596,447	$54,766	$65,460	$12,128,789	$3,231,518	$204,880	$3,436,398

	Financial assets at fair value through profit or loss						Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Others	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2025	$3,008,183	$3,403,933	$5,596,447	$54,766	$65,460	$12,128,789	$3,231,518	$204,880	$3,436,398
Recognized in profit (loss)	(38,312)	298,725	(565,008)	194	(2,760)	(307,161)	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	—	(270,121)	(2,072)	(272,193)
Acquisition	264,125	281,776	292,459	147,571	9,903	995,834	150,000	—	150,000
Disposal	(10,142)	(66,319)	(372,135)	(103,104)	—	(551,700)	—	—	—
Return of capital	—	—	(19,777)	—	—	(19,777)	(160,659)	—	(160,659)
Transfer out of Level 3	(194,460)	—	—	—	—	(194,460)	—	—	—
Exchange effect	(29,257)	(77,041)	(119,443)	(775)	57	(226,459)	—	—	—

As of December 31, 2025	$3,000,137	$3,841,074	$4,812,543	$98,652	$72,660	$11,825,066	$2,950,738	$202,808	$3,153,546

Reconciliation for Fair Value Measurement in Level 3 Derivatives Financial Liabilities

Financial liabilities at fair value through profit or loss
Derivatives
NT$
(In Thousands)
As of January 1, 2024	$1,019,362
Recognized in loss (profit)	(119,401)

As of December 31, 2024	$899,961

Financial liabilities at fair value through profit or loss
Derivatives
NT$
(In Thousands)
As of January 1, 2025	$899,961
Recognized in loss (profit)	(845,310)

As of December 31, 2025	$54,651

Summary of Significant Unobservable Inputs of Fair Value Measurement in Level 3 Fair Value Hierarchy
Significant unobservable inputs of fair value measurement in Level 3 fair value hierarchy were as follows:

As of December 31, 2024
Category	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market approach	Discount for lack of marketability	0% - 50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.
A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) for the year ended December 31, 2024 by NT$309 million and NT$244 million, respectively, and decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2024 by NT$239 million.

Fund	Net asset value approach	N/A	N/A	N/A	N/A
Convertible bonds	Binomial tree valuation model	Volatility	54.85%	The higher the volatility, the higher the estimated fair value is determined.	A change of 5% in the volatility could increase/decrease the Company’s profit (loss) for the year ended December 31, 2024 by NT$ 0.3 million and NT$ 0.4 million, respectively.
Embedded derivatives in exchangeable bonds	Binomial tree valuation model	Volatility	28.06%	The higher the volatility, the higher the estimated fair value is determined.	A change of 5% in the volatility could decrease/increase the Company’s profit (loss) for the year ended December 31, 2024 by NT$ 97 million and NT$ 113 million, respectively.

As of December 31, 2025
Category	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market approach	Discount for lack of marketability	0% - 60%	The greater degree of lack of marketability, the lower the estimated fair value is determined.
A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) for the year ended December 31, 2025 by NT$337 million and NT$306 million, respectively, and decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2025 by NT$213 million.

Fund	Net asset value approach	N/A	N/A	N/A	N/A
Embedded derivatives in exchangeable bonds	Binomial tree valuation model	Volatility	25.06%	The higher the volatility, the higher the estimated fair value is determined.	A change of 5% in the volatility could decrease/increase the Company’s profit (loss) for the year ended December 31, 2025 by NT$41 million and NT$31 million, respectively.

Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Assets and Liabilities Measured and Recorded at Fair Value
a.	Assets and liabilities measured and recorded at fair value on a recurring basis:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$606,016	$2	$—	$606,018
Financial assets at fair value through profit or loss, noncurrent	5,703,325	18,800	12,128,789	17,850,914
Financial assets at fair value through other comprehensive income, current	5,893,377	—	—	5,893,377
Financial assets at fair value through other comprehensive income, noncurrent	7,879,553	—	3,436,398	11,315,951
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	1,039	899,961	901,000

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$468,010	$1,859	$98,652	$568,521
Financial assets at fair value through profit or loss, noncurrent	5,838,381	20,600	11,726,414	17,585,395
Financial assets at fair value through other comprehensive income, current	4,630,441	—	—	4,630,441
Financial assets at fair value through other comprehensive income, noncurrent	5,990,762	—	3,153,546	9,144,308
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	2,512	54,651	57,163

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of detailed information about financial instruments [line items]
Assets and Liabilities Measured and Recorded at Fair Value

As of December 31, 2024
		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Bonds payable (current portion included)	$30,020,005	$24,409,952	$5,610,053	$—	$30,051,568
Long-term loans (current portion included)	36,476,909	—	36,476,909	—	36,476,909

As of December 31, 2025
		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Bonds payable (current portion included)	$50,253,543	$44,541,910	$5,711,633	$—	$50,228,305
Long-term loans (current portion included)	14,331,790	—	14,331,790	—	14,331,790